EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Equity Investments	Equity investments consist of the following:

	December 31
(in US$ thousands)	2013	2014
Investments accounted for under the equity method	$5,822	$5,781